Non-Related Party Note Payable	3 Months Ended
Jun. 30, 2017
Convertible Note Payable, Shareholder/ Non-Related Party Note Payable/ Note Payable [Abstract]
Non-Related Party Note Payable

Note 7 — Non-Related Party Note Payable

On December 31, 2014, the Company converted accounts payable into a Senior Promissory Note (the “Note”) in the aggregate principal amount of $242,498. The Note bears interest at 6% per annum and interest is payable on a quarterly basis commencing March 31, 2015 or the Company may elect that the amount of such interest be added to the principal sum outstanding under this Note. The payables arose in connection with professional services rendered by attorneys for the Company prior to and through December 31, 2014, and the Note had an original maturity date of December 31, 2015, which was extended to June 30, 2016 or such later date as the lender may agree to in writing. As of the date of this Quarterly Report on Form 10-Q (this “Quarterly Report”), the Note has not been extended and is currently past due. As of June 30, 2017 and March 31, 2017, $281,429 and $277,270 of principal, which includes $38,931 and $34,772 of accrued interest, respectively, were outstanding under the Note.